Loans Receivable from Franchisees, Net - Schedule of Movement of Loan (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule of Movement of Loan [Abstract]
Balance at beginning of period	$ 1,254,057	$ 801,512
Loans lend to franchisees	573,650	1,103,211
Repayment from franchisees	(462,945)	(656,937)
Effect of translation adjustment	55,272	6,271
Balance at end of period	$ 1,420,034	$ 1,254,057